COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Millions		3 Months Ended													12 Months Ended						48 Months Ended	57 Months Ended
		Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Sep. 30, 2017 USD ($) [1]	Jun. 30, 2017 USD ($) [1]	Mar. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Sep. 30, 2016 USD ($) [1]	Jun. 30, 2016 USD ($)		Mar. 31, 2016 USD ($) [1]	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Sep. 28, 2016	Mar. 31, 2015	Feb. 12, 2015	Jan. 31, 2015	Jan. 05, 2015	Nov. 12, 2013
Commitments and Contingent Liabilities
Revised rate of return on equity			10.32%												10.32%
Current regulatory liability		$ 195	$ 183						$ 129						$ 183		$ 129
Non-current regulatory liabilities		621	619						249						619		249
Operating revenues		(279)	(311)	[1]	$ (299)	$ (303)	$ (298)	[1]	(293)	[1]	$ (254)	$ (298)	[1]	$ (280)	(1,211)	[1]	(1,125)	[1]	$ (1,045)
Interest expense		55					53								224		211		204
NET INCOME		(82)	(76)	[1]	$ (82)	$ (81)	(80)	[1]	(56)	[1]	$ (51)	$ (74)	[1]	$ (65)	(319)	[1]	(246)	[1]	(242)
Basis Point Incentive Adder for RTO Participation																											50
Purchase obligations			72												72
Rent expense															1		1		1
Future Minimum Lease Payments
2018			1												1
2019			1												1
2020			1												1
2021			0												0
2022 and thereafter			1												1
Total minimum lease payments			4												4
Other Commitments
Purchase Obligation, Due in Next Twelve Months			71												71
Customer Concentration Risk | DTE Electric
Other Commitments
Major customer revenue															280
Customer Concentration Risk | Consumers Energy
Other Commitments
Major customer revenue															269
Customer Concentration Risk | IP&L
Other Commitments
Major customer revenue															$ 325
Customer Concentration Risk | Billed Revenues | DTE Electric
Other Commitments
Concentration percentage															22.10%
Customer Concentration Risk | Billed Revenues | Consumers Energy
Other Commitments
Concentration percentage															21.30%
Customer Concentration Risk | Billed Revenues | IP&L
Other Commitments
Concentration percentage															25.70%
Rate of Return on Equity and Capital Structure Initial Complaint
Commitments and Contingent Liabilities
Current regulatory liability									118								118
Estimated Refund Related to Return on Equity Complaint
Commitments and Contingent Liabilities
Current regulatory liability		146	145	[2]					118	[2]					$ 145	[2]	118	[2]
Non-current regulatory liabilities	[2]		0						140						0		140
Rate of Return on Equity and Capital Structure Initial Complaint
Commitments and Contingent Liabilities
Current regulatory liability									$ 118								118
Rate of Return on Equity and Capital Structure Initial Complaint | FERC Order | Minimum
Commitments and Contingent Liabilities
Revised rate of return on equity																							10.32%
Rate of Return on Equity and Capital Structure Initial Complaint | FERC Order | Maximum
Commitments and Contingent Liabilities
Revised rate of return on equity																							11.35%
Rate of Return on Equity and Capital Structure Second Complaint | Presiding Administrative Law Judge Initial Decision | Minimum
Commitments and Contingent Liabilities
Recommended rate of return on equity												9.70%
Rate of Return on Equity and Capital Structure Second Complaint | Presiding Administrative Law Judge Initial Decision | Maximum
Commitments and Contingent Liabilities
Recommended rate of return on equity												10.68%
Rate of Return on Equity and Capital Structure Complaints | Impact from Recognition of Liability
Commitments and Contingent Liabilities
Operating revenues															0		80		115
Interest expense		2					1								6		10		5
NET INCOME		1					$ 1								3		55	[3]	73	[3]
Rate of Return on Equity and Capital Structure Complaints | Minimum
Commitments and Contingent Liabilities
Estimated potential refund, minimum		107	106												106
Rate of Return on Equity and Capital Structure Complaints | Maximum
Commitments and Contingent Liabilities
Estimated potential refund, minimum		146	145												145
ITCTransmission
Commitments and Contingent Liabilities
Rate of return on equity																												12.38%
Revised rate of return on equity																							11.35%
ITCTransmission | Rate of Return on Equity and Capital Structure Initial Complaint
Commitments and Contingent Liabilities
Reduced rate of return on equity																												9.15%
ITCTransmission | Rate of Return on Equity and Capital Structure Second Complaint
Commitments and Contingent Liabilities
Reduced rate of return on equity																									8.67%
METC
Commitments and Contingent Liabilities
Rate of return on equity																												12.38%
Revised rate of return on equity																							11.35%
METC | Easement Agreement | Consumers Energy
Other Commitments
Annual cost															10
METC | Maximum
Commitments and Contingent Liabilities
Revised rate of return on equity																							11.35%
METC | Rate of Return on Equity and Capital Structure Initial Complaint
Commitments and Contingent Liabilities
Reduced rate of return on equity																												9.15%
METC | Rate of Return on Equity and Capital Structure Second Complaint
Commitments and Contingent Liabilities
Reduced rate of return on equity																									8.67%
METC | Sales and Use Tax Audit
Commitments and Contingent Liabilities
Potential liability			4												4
ITC Midwest
Commitments and Contingent Liabilities
Rate of return on equity																												12.38%
Revised rate of return on equity																							11.32%
Requested Return on Equity Rate Incentive Adder for Independent Transmission Ownership																										100
Approved Return on Equity Rate Incentive Adder for Independent Transmission Ownership																								50
ITC Midwest | Rate of Return on Equity and Capital Structure Initial Complaint
Commitments and Contingent Liabilities
Reduced rate of return on equity																												9.15%
ITC Midwest | Rate of Return on Equity and Capital Structure Second Complaint
Commitments and Contingent Liabilities
Reduced rate of return on equity																									8.67%
MISO Operating Subsidiaries
Commitments and Contingent Liabilities
Equity in capital structure for ratemaking purposes		3,000	3,000												3,000
Effect on net income from 10 basis point reduction in the authorized base return on equity		$ 3	$ 3												$ 3
MISO Operating Subsidiaries | Minimum
Commitments and Contingent Liabilities
Basis Point Incentive Adder for RTO Participation		50
MISO Operating Subsidiaries | Maximum
Commitments and Contingent Liabilities
Basis Point Incentive Adder for RTO Participation		100
Rate of Return on Equity and Capital Structure Complaints | Impact from Recognition of Liability | Revenue Initially Recognized in 2015, 2014 and 2013
Commitments and Contingent Liabilities
NET INCOME																	$ 27		$ 28
Scenario, Forecast
Commitments and Contingent Liabilities
Future development payments, reasonably possible estimate																					$ 125	$ 125

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.
[2]	Refer to discussion of the refund and estimated refund in Note 17 under ?Rate of Return on Equity Complaints.?
[3]	Includes an effect on net income of $27 million and $28 million for the years ended December 31, 2016 and 2015, respectively, for revenue initially recognized in 2015, 2014 and 2013.